Other current assets and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of other current assets
The following table summarises the Group’s other current assets as at the dates presented:

	Year ended 31 December
	2022	2021
Other current assets	€ million	€ million
Prepayments	180	101
VAT receivables(A)	41	16
Coal royalties(B)	96	—
Miscellaneous receivables	162	154
Total other current assets	479	271
(A)This line item includes a receivable of €25 million from the Basque Region. Refer to Note 25 for further details.
(B)Amount relates to the royalty income recognised in connection with a favourable court ruling pertaining to the ownership of certain mineral rights in Australia. Refer to Note 23 for further detail.